Segment And Geographic Information	12 Months Ended
Mar. 31, 2012
Segments, Geographical Areas [Abstract]
Segment And Geographic Information

23. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. In April 2011, Nomura Bank (Luxembourg) S.A. in the Asset Management segment was integrated into “Other”. In accordance with this integration, certain prior year amounts have been reclassified to conform to the current presentation.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2010
Non-interest revenues	¥384,816	¥60,537	¥763,567	¥(96,886)	¥1,112,034
Net interest revenue	3,456	1,515	25,964	(1,554)	29,381

Net revenue	388,272	62,052	789,531	(98,440)	1,141,415
Non-interest expenses	274,915	46,836	614,349	109,475	1,045,575

Income (loss) before income taxes	¥113,357	¥15,216	¥175,182	¥(207,915)	¥95,840

Year ended March 31, 2011
Non-interest revenues	¥389,404	¥62,670	¥534,094	¥70,117	¥1,056,285
Net interest revenue	3,029	3,865	96,442	(12,027)	91,309

Net revenue	392,433	66,535	630,536	58,090	1,147,594
Non-interest expenses	291,245	46,513	623,819	75,866	1,037,443

Income (loss) before income taxes	¥101,188	¥20,022	¥6,717	¥(17,776)	¥110,151

Year ended March 31, 2012
Non-interest revenues	¥347,385	¥63,022	¥426,608	¥575,048	¥1,412,063
Net interest revenue	2,873	2,778	129,274	(14,936)	119,989

Net revenue	350,258	65,800	555,882	560,112	1,532,052
Non-interest expenses	287,128	45,281	593,465	525,028	1,450,902

Income (loss) before income taxes	¥63,130	¥20,519	¥(37,583)	¥35,084	¥81,150

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the “Other” column.

The following table presents the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net gain related to economic hedging transactions	¥3,323	¥2,290	¥8,372
Realized gain (loss) on investments in equity securities held for operating purposes	(3,365)	219	198
Equity in earnings of affiliates	7,765	8,996	10,613
Corporate items(1)	(83,291)	(33,327)	(31,411)
Other(2)	(132,347)	4,046	47,312

Total	¥(207,915)	¥(17,776)	¥35,084

(1)	Include the gain due to the business combination with NLB in Corporate items for the year ended March 31, 2012.

(2)

Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥2,974 million for the year ended March 31, 2010 and the impact of Nomura’s own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

The table below presents a reconciliation of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income (loss) before income taxes in the consolidated statements of income.

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue	¥1,141,415	¥1,147,594	¥1,532,052
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated net revenue	¥1,150,822	¥1,130,698	¥1,535,859

Non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902
Unrealized gain on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902

Income before income taxes	¥95,840	¥110,151	¥81,150
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated income before income taxes	¥105,247	¥93,255	¥84,957

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue(1):
Americas	¥131,512	¥168,889	¥143,350
Europe	348,829	257,135	195,826
Asia and Oceania	63,748	44,474	34,819

Subtotal	544,089	470,498	373,995
Japan	606,733	660,200	1,161,864

Consolidated	¥1,150,822	¥1,130,698	¥1,535,859

Income (loss) before income taxes:
Americas	¥3,557	¥4,410	¥(24,612)
Europe	18,995	(43,627)	(91,544)
Asia and Oceania	13,036	(16,296)	(12,937)

Subtotal	35,588	(55,513)	(129,093)
Japan	69,659	148,768	214,050

Consolidated	¥105,247	¥93,255	¥84,957

	March 31
	2010	2011	2012
Long-lived assets:
Americas	¥94,508	¥91,295	¥94,698
Europe	98,223	115,352	114,195
Asia and Oceania	32,871	31,642	23,892

Subtotal	225,602	238,289	232,785
Japan	269,449	270,945	973,711

Consolidated	¥495,051	¥509,234	¥1,206,496

(1)	There is no revenue derived from transactions with a single major external customer.